ATA Creativity Global ("Parent Company") - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	¥ (3,345,170)	$ (458,284)	¥ 8,751,473	¥ (14,613,887)
Cash flows from investing activities:
Net cash used in investing activities	(20,256,729)	(2,775,160)	(3,966,486)	(2,490,103)
Cash flows from financing activities:
Cash received for exercise of share options			471,765	218,943
Net cash provided by (used in) financing activities	(93,699)	(12,837)	403,439	188,212
Effect of foreign exchange rate changes on cash	52,361	7,171	(1,393)	556,616
Net increase (decrease) in cash and cash equivalents	(23,643,237)	(3,239,110)	5,187,033	(16,359,162)
Cash and cash equivalents at beginning of year	60,167,232	8,242,877	54,980,199	71,339,361
Cash and cash equivalents at end of year	36,523,995	5,003,767	60,167,232	54,980,199
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	(3,887,093)	(532,530)	(1,637,065)	(4,509,052)
Cash flows from investing activities:
Cash received from subsidiaries	9,934,336	1,360,999	2,546,883	3,159,503
Cash lent to subsidiaries	(2,540,662)	(348,069)	(1,437,720)	(101,614)
Net cash used in investing activities	7,393,674	1,012,930	1,109,163	3,057,889
Cash flows from financing activities:
Cash received for exercise of share options			471,765	218,943
Net cash provided by (used in) financing activities			471,765	218,943
Effect of foreign exchange rate changes on cash	33,704	4,617	25,418	95,386
Net increase (decrease) in cash and cash equivalents	3,540,285	485,017	(30,719)	(1,136,834)
Cash and cash equivalents at beginning of year	1,068,177	146,340	1,098,896	2,235,730
Cash and cash equivalents at end of year	¥ 4,608,462	$ 631,357	¥ 1,068,177	¥ 1,098,896